RETIREMENT PLAN	12 Months Ended
May 31, 2011
RETIREMENT PLAN
NOTE 13 - RETIREMENT PLAN

Effective October 1995, Teletouch began sponsoring a defined contribution retirement plan covering substantially all of its Teletouch employees (the “Teletouch Plan”).  Employees who were at least 21 years of age were eligible to participate. Eligible employees could contribute up to a maximum of 16% of their earnings.  The Company paid the administrative fees of the plan and began matching 75% of the first 6% of employees’ contributions in October 1998.  On January 1, 2005, the Company changed to a Safe Harbor Matching Contribution Plan.  The employee eligibility requirements remained unchanged.  Under the Safe Harbor Matching Contribution Plan, the Company matched 100% of the employees’ contribution up to 3% of the employees’ compensation plus 50% of the employees’ contribution that is in excess of the 3% of the employees’ compensation but not in excess of 5% of the employees’ compensation.

In August 2006, with the acquisition of PCI, the Company assumed a defined contribution retirement plan for the benefit of eligible employees at its subsidiary, PCI (the “PCI Plan”). PCI employees who were at least 21 years of age and had completed six months of service were considered eligible for the plan. Employees could contribute up to 16% of their compensation on a pre-tax basis. The Company could elect, at its discretion, to match 50% of the employees’ contributions up to 8% of their compensation.

Effective January 1, 2008, the Company merged the PCI Plan into the Teletouch Plan with certain modifications.  Employees who are at least 21 years of age and have completed three months of service are now eligible to participate in the Safe Harbor Matching Contribution Plan.  Under the revised Plan, the Company matches 100% of the first 1% of the employees’ contribution and 60% of the employees’ contribution in excess of the first 1% that does not exceed 6% of the employees’ total contribution.

The amounts included in operating expense in connection with the Company’s contributions to the Teletouch Plan are approximately $211,000 and $40,000 for the years ended May 31, 2011 and 2010, respectively. In fiscal year 2010, the Company had approximately $195,000 of forfeitures in the Company’s 401(k) plan of unvested employer matched funds. Those forfeitures were used to offset the fiscal year 2010 matching contributions to the 401(k) plan.